Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net income	$ 215,704	$ 136,269	$ 132,688
Other comprehensive income, net of tax
Foreign currency translation adjustment	(17,894)	27,729	8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2012, 2013 and 2014	586
Other comprehensive income/(loss)	(17,308)	27,729	8,576
Comprehensive income	198,396	163,998	141,264
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	215,704	136,269	132,688
Other comprehensive income, net of tax
Foreign currency translation adjustment	(17,894)	27,729	8,576
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2012, 2013 and 2014	586
Other comprehensive income/(loss)	(17,308)	27,729	8,576
Comprehensive income	$ 198,396	$ 163,998	$ 141,264